Share option plans (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each Ordinary share option issued was estimated at the date of grant using the following weighted-average assumptions:

	Year ended December 31,
	2017	2016	2015
Risk-free interest rate	-	1.2%-2.1%	1.3% -1.9%
Expected option term (years)	-	5.0-7.0	5.1-7.0
Expected price volatility	-	79.3%-90.6%	70.4%-83.7%
Dividend yield	-	0%	0%

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
A summary of option activity as of December 31, 2017, and the year then ended is presented below:

			Weighted-
			Average
		Weighted-	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Stock Options	Exercise Price	Term (Years)	Value
Outstanding, January 1, 2017	530,356	$17.05	7.63	$419,840
Exercised	(63,906)	*) -
Forfeited/Expired	(193,005)	$29.30	-	-

Outstanding, December 31, 2017	273,445	$12.40	7.63	$38,079

Exercisable, December 31, 2017	256,099	$17.67	6.07	$38,079

Vested and expected to vest, December 31, 2017	273,445	$12.40	7.63	$38,079

*) Represents an amount lower than $1.

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Share-based compensation expense is classified in the consolidated statements of operations as follows:

	December 31,
	2017	2016	2015
	U.S. dollars in thousands

Research and development expenses	$198	$531	$381
Pre-commercialization expenses	(11)	(147)	159
General and administrative expenses	221	316	2,083
	$408	$700	$2,623